Schedule I-Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Jun. 30, 2024
Schedule I-Condensed Financial Information of the Parent Company [Abstract]
SCHEDULE I-CONDENSED BALANCE SHEETS
	As of June 30,
	2024	2023
ASSETS
Cash	$3,566,438	$10,476
Due from intercompany	409,820	9,820
Other receivables	9,395,453	—
Deferred offering costs	—	222,755
Investment in subsidiaries	555,104	847,858
Total Assets	$13,926,825	$1,090,909

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other current liabilities	$52,827	$19,827
Total Current Liabilities	52,827	19,827

Shareholders’ Equity
Ordinary shares ($0.0001 par value, 500,000,000 authorized, 27,000,000 and 24,000,000 shares issued and outstanding as of June 30, 2024 and 2023)	2,700	2,400
Additional paid-in capital	14,578,800	1,041,855
Statutory reserves	570,807	300,171
Accumulated deficit	(1,278,309)	(273,344)
Total shareholders’ equity	13,873,998	1,071,082
Total liabilities and shareholders’ equity	$13,926,825	$1,090,909

SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
	For the year ended June 30,
	2024	2023	2022
Operating expenses:
General and administrative expenses	(722,872)	(362,880)	(311,118)
Equity (loss) income in subsidiaries	(25,670)	568,791	262,096
Net (loss) income	(748,542)	205,911	(49,022)
Comprehensive (loss) income	$(748,542)	$205,911	(49,022)

SCHEDULE I-CONDENSED STATEMENTS OF CASH FLOWS
	For the Year Ended June 30,
	2024	2023	2022
Net cash (used in) operating activities	$(769,797)	$(141,836)	$(312,155)
Net cash (used in) investing activities	(9,457,764)	—	—
Net cash provided by (used in) financing activities	13,783,523	(46,704)	511,171
Net (decrease) increase (decrease) in cash	3,555,962	(188,540)	199,016
Cash at the beginning of the year	10,476	199,016	—
Cash at the end of the year	$3,566,438	$10,476	$199,016